Annual Total Returns - Voya Investment Grade Credit Fund (Class SMA Shares) [BarChart] - Class SMA Shares - Voya Investment Grade Credit Fund - Class SMA	Jul. 31, 2021
Bar Chart Table:
2011	5.54%
2012	8.13%
2013	1.42%
2014	8.66%
2015	0.20%
2016	7.70%
2017	7.79%
2018	(2.52%)
2019	16.06%
2020	13.14%